FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of risk management strategy related to hedge accounting [abstract]
Schedule of sensitivity analysis
The following table demonstrates the sensitivity to a possible change in exchange rates against the U.S. dollar with all other variables held constant. Additional sensitivity changes to the indicated currencies are expected to be approximately proportionate. The table shows the effect on the Company’s profit before tax (due to changes in the value of monetary assets and liabilities, including foreign currency derivatives). The Company’s exposure to foreign currency changes for all other currencies (including Kazak Tenge) is not material.

	Effect on profit/(loss) before tax
Change in foreign exchange rate against US$	10% depreciation	10% appreciation

2025
Russian Ruble	1	(2)
Bangladeshi Taka	(24)	26
Pakistani Rupee	(3)	3
Ukrainian Hryvnia	15	(17)
Kazakhstan Tenge	(4)	5
Other currencies (net) *	26	(28)

2024
Russian Ruble	8	(9)
Bangladeshi Taka	(3)	4
Pakistani Rupee	(3)	3
Ukrainian Hryvnia	33	(36)
Kazakhstan Tenge	(4)	4
Other currencies (net) *	1	(2)

*Other currencies (net) includes the impact of Uzbekistan Som, Swiss Francs and UAE Dirhams.

Schedule of available facilities for liquidity risk
The Company had the following available facilities as of December 31:

	Amounts in millions of transactional currency				US$ equivalent amounts
	Final availability period	Facility amount	Utilized	Available	Facility amount	Utilized	Available
2025
KaR-Tel - Term Facility	Dec 2026	KZT 29,500	KZT 22,000	KZT 7,500	59	44	15
KaR-Tel - Term Facility	Oct 2026	KZT 51,000	KZT 15,000	KZT 36,000	102	30	72
				KZT 43,500			87

	Amounts in millions of transactional currency				US$ equivalent amounts
	Final availability period	Facility amount	Utilized	Available	Facility amount	Utilized	Available
2024
Pakistan Mobile Communications Limited - Term Facility	May 2026	PKR75,000	PKR64,800	PKR10,200	270	233	37

Schedule of maturity analysis of financial liabilities
The table below summarizes the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments. Payments related to variable interest rate financial liabilities and derivatives are included based on the interest rates and foreign currency exchange rates applicable as of December 31, 2025 and 2024, respectively. The total amounts in the table differ from the carrying amounts as stated in Note 17 as the below table includes both undiscounted principal amounts and interest while the carrying amounts are measured using the effective interest rate method. Customer deposits from our banking operations in Pakistan included in Trade and other payables, consists of a high number of individual customers with low-value exposures and do not carry any concentration risk.

	Less than 1 year	1-3 years	3-5 years	More than 5 years	Total
As of December 31, 2025
Bank loans and bonds	746	1,986	663	441	3,836
Lease liabilities	288	905	746	1,307	3,246
Trade and other payables	1,442	—	—	—	1,442
Other financial liabilities	81	80	29	15	205
Total financial liabilities	2,557	2,971	1,438	1,763	8,729

	Less than 1 year	1-3 years	3-5 years	More than 5 years	Total
As of December 31, 2024
Bank loans and bonds	1,472	1,779	354	426	4,031
Lease liabilities	173	581	427	494	1,675
Trade and other payables	1,276	—	—	—	1,276
Other financial liabilities	86	159	37	41	323
Total financial liabilities	3,007	2,519	818	961	7,305